SCHEDULE OF FINANCIAL ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details)	Mar. 31, 2024 USD ($)
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value	$ 466,188
Fair Value, Inputs, Level 1 [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value
Fair Value, Inputs, Level 2 [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value	466,188
Fair Value, Inputs, Level 3 [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value
Warrant [Member] | Sharing Services Global Corp [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value	141,667
Warrant [Member] | Sharing Services Global Corp [Member] | Fair Value, Inputs, Level 1 [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value
Warrant [Member] | Sharing Services Global Corp [Member] | Fair Value, Inputs, Level 2 [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value	141,667
Warrant [Member] | Sharing Services Global Corp [Member] | Fair Value, Inputs, Level 3 [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value
Convertible Loans Receivable [Member] | Sharing Services Global Corp [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value	324,521
Convertible Loans Receivable [Member] | Sharing Services Global Corp [Member] | Fair Value, Inputs, Level 1 [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value
Convertible Loans Receivable [Member] | Sharing Services Global Corp [Member] | Fair Value, Inputs, Level 2 [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value	324,521
Convertible Loans Receivable [Member] | Sharing Services Global Corp [Member] | Fair Value, Inputs, Level 3 [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total Investment in securities at Fair Value